Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue

1 Revenue

Product Sales

					2022					2021					2020
	Emerging			Rest of		Emerging			Rest of		Emerging			Rest of
	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	1,567	2,007	1,023	847	5,444	1,336	1,780	986	913	5,015	1,208	1,566	748	806	4,328
Imfinzi	287	1,552	544	401	2,784	277	1,245	485	405	2,412	158	1,185	370	329	2,042
Lynparza	488	1,226	655	269	2,638	384	1,087	618	259	2,348	264	876	435	201	1,776
Calquence	45	1,657	286	69	2,057	20	1,089	111	18	1,238	6	511	2	3	522
Enhertu	51	–	21	7	79	12	–	4	1	17	–	–	–	–	–
Orpathys	33	–	–	–	33	16	–	–	–	16	–	–	–	–	–
Zoladex	657	15	133	122	927	619	13	147	169	948	561	5	140	182	888
Faslodex	159	17	55	103	334	167	30	113	121	431	180	55	221	124	580
Iressa	94	9	2	9	114	151	11	5	16	183	221	14	12	21	268
Arimidex	76	–	–	23	99	106	–	4	29	139	147	–	3	35	185
Casodex	53	–	1	24	78	105	–	3	35	143	133	–	3	36	172
Others	27	1	6	10	44	29	–	5	16	50	28	–	4	19	51
	3,537	6,484	2,726	1,884	14,631	3,222	5,255	2,481	1,982	12,940	2,906	4,212	1,938	1,756	10,812
Cardiovascular, Renal & Metabolism:
Farxiga	1,665	1,071	1,297	348	4,381	1,195	732	810	263	3,000	686	569	507	197	1,959
Brilinta	286	744	282	46	1,358	328	735	346	63	1,472	461	732	342	58	1,593
Lokelma	20	170	30	69	289	3	115	13	44	175	5	57	4	10	76
Roxadustat	197	–	–	–	197	174	–	–	–	174	–	–	–	–	–
Andexxa	–	77	41	32	150	–	50	18	–	68	–	–	–	–	–
Crestor	794	65	41	148	1,048	775	80	52	189	1,096	748	92	129	211	1,180
Seloken/Toprol-XL	839	–	14	9	862	928	1	11	11	951	782	13	16	10	821
Bydureon	3	242	35	–	280	3	321	55	6	385	4	382	53	9	448
Onglyza	121	76	38	22	257	179	88	61	32	360	201	166	58	45	470
Others	194	34	128	10	366	195	52	146	14	407	316	72	119	42	549
	4,119	2,479	1,906	684	9,188	3,780	2,174	1,512	622	8,088	3,203	2,083	1,228	582	7,096
Respiratory & Immunology:
Symbicort	608	973	582	375	2,538	609	1,065	670	384	2,728	567	1,022	694	438	2,721
Fasenra	43	906	305	142	1,396	20	790	286	162	1,258	12	603	203	131	949
Breztri	92	239	33	34	398	55	115	7	26	203	14	5	–	9	28
Saphnelo	–	111	2	3	116	–	8	–	–	8	–	–	–	–	–
Tezspire	–	–	2	2	4	–	–	–	–	–	–	–	–	–	–
Pulmicort	462	65	69	49	645	770	72	73	47	962	798	71	73	54	996
Daliresp/Daxas	3	176	9	1	189	4	207	15	1	227	4	190	22	1	217
Bevespi	5	42	10	1	58	4	39	11	–	54	1	44	3	–	48
Others	230	143	42	6	421	287	108	185	14	594	203	6	176	13	398
	1,443	2,655	1,054	613	5,765	1,749	2,404	1,247	634	6,034	1,599	1,941	1,171	646	5,357
Vaccines & Immune Therapies:
Vaxzevria	729	79	365	625	1,798	2,240	64	1,035	578	3,917	–	–	2	–	2
Evusheld	413	1,067	298	407	2,185	19	–	66	–	85	–	–	–	–	–
Synagis	173	1	213	191	578	35	23	203	149	410	–	47	325	–	372
FluMist	1	21	151	2	175	2	27	222	2	253	1	70	219	5	295
	1,316	1,168	1,027	1,225	4,736	2,296	114	1,526	729	4,665	1	117	546	5	669
Rare Disease:
Soliris	301	2,180	805	476	3,762	170	1,068	439	197	1,874	–	–	–	–	–
Ultomiris	38	1,136	481	310	1,965	9	381	169	129	688	–	–	–	–	–
Strensiq	35	769	78	76	958	10	297	36	35	378	–	–	–	–	–
Koselugo	26	162	20	–	208	1	104	3	–	108	–	38	–	–	38
Kanuma	31	77	44	8	160	7	32	20	3	62	–	–	–	–	–
	431	4,324	1,428	870	7,053	197	1,882	667	364	3,110	–	38	–	–	38
Other:
Nexium	568	120	46	551	1,285	705	128	62	431	1,326	757	169	71	495	1,492
Others	220	24	77	19	340	212	43	109	14	378	213	78	105	30	426
	788	144	123	570	1,625	917	171	171	445	1,704	970	247	176	525	1,918
Product Sales	11,634	17,254	8,264	5,846	42,998	12,161	12,000	7,604	4,776	36,541	8,679	8,638	5,059	3,514	25,890

Rebates and chargebacks in the US

The major market where estimates are seen as significant is the US. When invoicing Product Sales in the US, we estimate the rebates and chargebacks we expect to pay and we consider there to be a significant estimate associated with the rebates for Managed Care, Medicaid and Medicare Part D.

The total adjustment in respect of prior year net US Product Sales revenue in 2022 was 1.3% (2021: 1.5%; 2020: 3.5%); this represents the difference between our prior year estimates for rebates and chargebacks against actual amounts paid for the US business. The most significant of these relate to the Medicaid and state programmes with an adjustment in respect of prior year net US Product Sales revenue in 2022 of 0.5% (2021: 0.4%; 2020: 1.1%) and Managed Care and Medicare of 0.8% (2021: 0.7%; 2020: 1.5%).

The adjustment in respect of the prior year net US Product Sales revenue, excluding the Rare Disease therapy area in 2022, was 1.6% (2021: 1.8%), with Medicaid and state programmes of 0.6% (2021: 0.5%) and Managed Care and Medicare of 1.1% (2021: 0.8%).

These values demonstrate the level of sensitivity; further meaningful sensitivity is not able to be provided due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals.

Collaboration Revenue

	2022	2021	2020
	$m	$m	$m
Enhertu: alliance revenue[1]	519	193	94
Tezspire: alliance revenue[1]	79	–	–
Roxadustat: alliance revenue[1]	5	6	30
Lynparza/Koselugo (MSD) – regulatory milestones	355	–	160
Lynparza/Koselugo (MSD) – sales-related milestones	–	400	300
Tralokinumab: sales milestone	110	–	–
Vaxzevria: royalties	76	64	–
Other royalty income	72	74	62
Nexium: sale of rights	62	75	–
Other Collaboration Revenue	75	64	81
	1,353	876	727

[1]

Alliance revenue (previously referred to as share of gross profits) comprises income arising from collaborative arrangements, where AstraZeneca is entitled to a share of gross profits but does not lead on the commercialisation in the territory and so does not recognise Product Sales. Alliance revenue is included within Collaboration Revenue.

Collaboration Revenue includes some income that does not arise from the satisfaction of performance obligations, in particular profit share entitlements arising from product sales made by collaborators who have licenced intellectual property to AstraZeneca. $607m of Collaboration Revenue in 2022 (2021: $200m; 2020: $128m) relates to such income. Substantially all other Collaboration Revenue relates to performance obligations satisfied in prior periods.